Label	Element	Value
Restricted Cash [Default Label]	us-gaap_RestrictedCash	$ 284,000
Restricted Cash [Default Label]	us-gaap_RestrictedCash	475,000
Restricted Cash [Default Label]	us-gaap_RestrictedCash	$ 1,072,000
ZHEJIANG JIAHUAN
Restricted Cash [Default Label]	us-gaap_RestrictedCash	$ 1,495,000
Restricted Cash [Default Label]	us-gaap_RestrictedCash	1,498,000
Restricted Cash [Default Label]	us-gaap_RestrictedCash	$ 1,490,000